Fair Value Measurements (Details) $ in Millions	Jun. 30, 2022 USD ($)
Earnout Shares | Level 3
Fair Value Measurements
Fair value of company's assets and liabilities, on gross basis	$ 77
Public warrants | Level 1
Fair Value Measurements
Fair value of company's assets and liabilities, on gross basis	28
Private warrants | Level 3
Fair Value Measurements
Fair value of company's assets and liabilities, on gross basis	16
Interest rate swaps | Level 2
Fair Value Measurements
Fair value of company's assets and liabilities, on gross basis	$ 10